Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based compensation	¥ 192,572	¥ 267,101	¥ 401,484
Cost Of Revenues [Member]
Share-based compensation	7,643	6,307	14,195
Research And Development [Member]
Share-based compensation	43,526	64,561	88,797
Sales And Marketing [Member]
Share-based compensation	19,520	29,066	38,432
General And Administrative [Member]
Share-based compensation	¥ 121,883	¥ 167,167	¥ 260,060